RETIREMENT BENEFIT PLANS - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets/(liabilities)
Total net assets	£ 416	£ 657
Unfunded pension and post-retirement medical benefits
Assets/(liabilities)
Surplus (deficit) in plan	(23)	(25)
Surplus | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	439	723
Deficit | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	£ 0	£ (41)